Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Amounts due from third party payment platforms	$ 22,294,906	$ 24,181,919
Interest receivables	6,710,717	1,005,940
Others	4,334,979	3,464,981
Prepayments and Other Current Assets	$ 33,340,602	$ 28,652,840